Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Entity Registrant Name	Global Digital Solutions, Inc.
Entity Central Index Key	0001011662
Entity Tax Identification Number	22-3392051
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	777 South Flagler Drive
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	515-6163
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false